Provisions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Provisions

Note 22. Provisions

	As of December 31, 2021	As of December 31, 2020
Noncurrent
Well plugging and abandonment	28,920	23,349
Environmental remediation	737	560

Total noncurrent	29,657	23,909

	As of December 31, 2021	As of December 31, 2020
Current
Well plugging and abandonment	1,876	584
Environmental remediation	862	1,141
Contingencies	142	359

Total current	2,880	2,084

22.1 Provision for well plugging and abandonment
According to applicable regulations in the countries where the Company (either directly or indirectly through its subsidiaries) conducts oil and gas exploration and production activities, it should carry costs related to well plugging and abandonment. As of December 31, 2021, the Company created a trust to plug and abandon wells in Mexico; however, it did not grant any asset as security to settle these obligations in Argentina.
The provision for well plugging and abandonment represents the present value of dismantling costs related to oil and gas properties expected to be incurred through the end of each concession, when oil and gas producing wells are expected to cease operations. These provisions were created based on the operator’s or the Company’s internal estimates, as appropriate.
Assumptions based on the current economic context were made, so the Company considers that it is a reasonable basis to estimate future liabilities. These estimates are reviewed periodically to consider substantial changes in assumptions. However, the actual costs of well plugging and abandonment will ultimately depend on future market prices for the plugging and abandonment works needed. Moreover, wells will probably be plugged and abandoned when plots of land cease to produce at economically feasible rates. They will also depend on oil and gas future prices, which are uncertain by nature.
The discount rate used in calculating the provision as of December 31, 2021, ranges between 10.8% and 14.9% whereas it ranges between 9.32% and 12.42% as of December 31, 2020
.
The Company conducted a sensibility analysis related to the discount rate. The increase or decrease of such rate by 1% would have no significant impact on well plugging and abandonment.
Below are the changes in the provision for well plugging and abandonment for the year:

	As of December 31, 2021	As of December 31, 2020

Amounts at beginning of year	23,933	21,748
Discount for well plugging and abandonment (Note 11.3)	2,546	2,584
Increase / (Decrease) in the change in capitalized estimates (Note 13)	2,112	(366)
Decrease from transfer of interest in CASO (Note 1.3)	(630)	—
Increase from acquisition of AFBN assets (Note 1.5)	2,773	—
Foreign exchange differences	62	(33)

Amounts at end of year	30,796	23,933

F-73

22.2 Provision for environmental remediation
The Company performs environmental impact assessments for new projects and investments, and the environmental requirements and restrictions imposed on these new projects had no major adverse effects on the Company’s businesses to date.
The Company conducted a sensibility analysis related to the discount rate. The increase or decrease of such rate by 1% would have no significant impact on the environmental remediation obligation.
Below are the changes in the provision for environmental remediation for the year:

	As of December 31, 2021	As of December 31, 2020

Amounts at beginning of year	1,701	2,499
Increases (Note 10.2)	1,029	463
Foreign exchange differences	(1,131)	(1,261)

Amounts at end of year	1,599	1,701

22.3 Provision for contingencies
The Company (directly or indirectly through its subsidiaries) is part of commercial, tax and labor litigations and claims arising from the ordinary course of business. Upon estimating the amounts and likelihood of occurrence, the Company considered its best estimate with the assistance of its legal and tax advisors.
The assessment of the estimates may change in the future due to new developments or unknown events upon assessing the provision. Consequently, the adverse resolution of the proceedings and claims assessed could exceed the provision set.
The Company’s total claims and legal actions amount t
o 217, and 428, from which it has estimated a probable loss of 142
,
and
359,
as of December 31, 2021, and 2020, respectively.
Moreover, as of December 31, 2021, and 2020, the Company is involved in certain labor, civil and commercial claims fo
r 75 and 69,
respectively, for which no provision has been booked as it is unlikely that a cash outflow will be required to settle the obligation (see Note 29 to obtain further information on the main contingencies of December 31, 2021, and 2020).
The Company, considering its legal counsel’s opinion, estimates that the provision amount is sufficient to cover potential contingencies. It has booked a provision or disclosed all claims or other issues in these consolidated financial statements, either individually or in the aggregate.
Below are the changes in the provision for contingencies for the year:

	As of December 31, 2021	As of December 31, 2020

Amounts at beginning of year	359	322
Increases (Note 10.2)	652	267
Foreign exchange differences	(345)	(230)
Amounts incurred for payments	(524)	—

Amounts at end of year	142	359